Investment securities - Equity securities and Other long-term investments (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity securities and Other long-term investments
Cost or amortized cost	$ 406.4	$ 275.1	$ 125.7
Fair value	430.4	299.2	123.0
Equity securities
Equity securities and Other long-term investments
Cost or amortized cost	406.4	275.1
Gross unrealized gains	39.0	29.3
Gross unrealized losses	(22.3)	(5.1)
Net foreign currency gains (losses)	7.3	(0.1)	(0.1)
Fair value	430.4	299.2
Other long-term investments
Equity securities and Other long-term investments
Cost or amortized cost	320.0	255.5
Gross unrealized gains	26.7	14.2
Gross unrealized losses	(5.9)	(4.1)
Net foreign currency gains (losses)	8.2	3.9	$ 6.9
Fair value	349.0	269.5
Other long-term investments | Hedge funds and Private equity funds
Equity securities and Other long-term investments
Fair value	281.5	205.3
Other long-term investments | Limited liability companies and private equity securities
Equity securities and Other long-term investments
Fair value	$ 67.5	$ 64.2